Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Payroll and payroll tax payable	$ 4,659	$ 2,873
Federal income tax payable	204,762
State income tax payable	105,976	5,505
Credit card payable	10,726	1,112
Accrued professional fees	502,942
Tenant-contributed emergency reserve	1,000
Total other current liabilities	$ 830,065	$ 9,490